Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	The following is a summary of accounts payable and accrued expenses as of June 30, 2024 and 2023:
	2024	2023
Payable to suppliers	$3,439,196	$3,824,516
Salary and welfare payables	525,830	497,274
Accrued expenses and other current liabilities	3,316,250	2,968,530
Total	7,281,276	7,290,320